Income Taxes - Schedule of Movements of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 1,195,845	¥ 1,151,642	¥ 1,079,796
Additions	31,732	44,203	71,846
Balance at end of the period	¥ 1,227,577	¥ 1,195,845	¥ 1,151,642